1996 ANNUAL REPORT

IDS Growth Fund

(prospectus enclosed)

(Icon of) trees

The goal of IDS Growth Fund is long-term growth of capital.

(This annual report includes a prospectus that describes in detail the fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by American Express Financial Advisors Inc.
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PAGE 2

(Icon of) trees

Going for Growth

In the long run, a company's stock price usually reflects its business fortunes. Therefore, if a company thrives, its stock tends to follow suit. That's why many long-term investors, including Growth Fund, focus on growth stocks - those of companies that enjoy rising sales and profits. While there will be interruptions along the way, patient investors look forward to sharing in that same prosperity.
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PAGE 3
Contents

(Icon of) One open book inside of another.

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1996 annual report

From the president                                  4
From the portfolio manager                          4
Ten largest holdings                                6
Making the most of your Fund                        7
Long-term performance                               8
Independent auditors' report (Fund)                 9
Financial statements (Fund)                        10
Notes to financial statements (Fund)               13
Independent auditor's report (Portfolio)           19
Financial statements (Portfolio)                   20
Notes to financial statements (Portfolio)          23
Investments in securities                          32
IDS mutual funds                                   35
Federal income tax information                     38

1996 prospectus

The Fund in brief                                  3p
Goal                                               3p
Investment policies and risks                      3p
Structure of the Fund                              4p
Manager and distributor                            4p
Portfolio manager                                  4p
Alternative purchase arrangements                  4p

Sales charge and Fund expenses                     5p

Performance                                        7p
Financial highlights                               7p
Total returns                                      9p

Investment policies and risks                     12p
Facts about investments and their risks           12p
Valuing Fund shares                               16p

How to purchase, exchange or redeem shares        17p
Alternative purchase arrangements                 17p
How to purchase shares                            19p
How to exchange shares                            22p
How to redeem shares                              23p
Reductions and waivers of the sales charge        28p

Special shareholder services                      33p
Services                                          33p
Quick telephone reference                         33p
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PAGE 4
Distributions and taxes                           34p
Dividend and capital gain distributions           34p
Reinvestments                                     35p
Taxes                                             36p
How to determine the correct TIN                  38p

How the Fund is organized                         39p
Shares                                            39p
Voting rights                                     39p
Shareholder meetings                              39p
Special considerations regarding
  master/feeder structure                         40p
Board members and officers                        41p
Investment manager                                43p
Administrator and transfer agent                  44p
Distributor                                       44p

About American Express Financial Corporation      46p
General information                               46p

Appendix                                          47p
Descriptions of derivative instruments            47p
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PAGE 5
To our shareholders

(Photo of) William R. Pearce, President of the Fund
(Photo of) Mitzi Malevich, Portfolio manager

From the president

The volatility in the stock market in recent months has put some investors, even experienced ones, on edge. Although no one can know exactly what will happen next, history tells us that ups and downs are intrinsic to stock investing.

But history also shows that changing strategies with every twist and turn of the market is an impractical and, worse yet, typically unproductive way to invest. What matters more, therefore, is how we react to market volatility.

If we take a long-term view and accept the downs with the ups, we improve our chances of success. For in the investment world, the race most often goes not to the swift, but to the persistent.

Along the way, of course, you'll still want to review your investment program to make sure it's on track to achieving your financial goals. Your American Express financial advisor will help you do just that, and I suggest you take advantage of his or her services on a regular basis.

On May 13, 1996, the Fund began investing its assets in Growth Portfolio instead of directly in securities of individual companies. Following the portfolio manager's letter are the financial statements of both the Fund and Portfolio. The notes to the financials and the prospectus go into more detail of how the new structure works.

William R. Pearce

From the portfolio manager

Despite a precipitous decline by growth stocks late in the fiscal year, IDS Growth Fund generated a double-digit total return for shareholders during the August 1995 through July 1995 period. (A substantial part of the return came in the form of a capital gain that was paid to shareholders last december and reduced the Fund's net asset value by the same amount at that time.)

For the 12 months, the Fund's return exceeded that of the average for growth mutual funds as measured by the Lipper Growth Fund
Index.

The powerful bull market set motion at the start of 1995 continued for the first several months of the fiscal period, as stocks rode an ongoing wave of moderate economic growth, low inflation, healthy corporate profits and falling long-term interest rates. Although stocks of virtually all stripes performed positively, those of growth companies were best overall as their generally impressive earnings attracted an increasing amount of investors' capital.
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PAGE 6

Technology, health care strong

Moreover, to the particular benefit of this Fund, growth stocks in the technology and health-care sectors - where we maintained much of the portfolio - were often at the forefront of the market's advance. Complementing them were good gains among our financial services stocks, a group to which we lessened our exposure as the period progressed. We also found winners among energy, metals, food/beverage and telecommunications stocks.

One portfolio shift worth noting was our decision last fall to sell our stocks of retailers, based on our negative view of prospects for that business sector. That strategy paid off, as retailers experienced a generally lean holiday sales season. More important to the Fund's success during the first several months of the fiscal period, however, was our fundamental policy of holding minimal cash reserves, whose return was far below what we were able to realize from stocks.

A psychological shift

Although there was only modest change in key fundamentals such as inflation, economic growth and corporate profits, by early summer of this year many professional investors, spurred mainly by a run-up in long-term interest rates, evidently decided that stocks had run their course for the time being and it was time to sell. As is usually the case, they first went after those issues that had risen the most - namely, growth stocks, especially those in the technology area. The result was that, in June and July, funds such as this one were forced to give back a sizable portion of their previous gains, some 12% in the case of this Fund. It was a frustrating way to end what had been a very gratifying fiscal year.

Still, substantial swings in value are a fact of life for a relatively aggressive fund such as this one. And frankly, I won't be surprised to see more of them in the months ahead. But, I continue to believe that the opportunities in growth stocks are as numerous and exciting as ever. Over time, I expect them to prove rewarding for the Fund and its shareholders. Mean while, I look forward to updating you on our results six months from now.

Mitzi Malevich

Class A

12- month performance
(All figures per share)

Net asset value (NAV)
July 31, 1996          $23.16
July 31, 1995          $21.50
Increase               $ 1.66
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PAGE 7

Distributions
Aug. 1, 1995 - July 31, 1996
From income            $  .01
From capital gains     $ 1.14
Total distributions    $ 1.15

Total return*          +13.3%**

Class B

12-month performance
(all figures per share)

Net asset value (NAV)
July 31, 1996          $22.92
July 31, 1995          $21.45
Increase               $ 1.47

Distributions
Aug. 1. 1995 - July 31, 1996
From income             $  .00
From capital gains      $ 1.14
Total distributions     $ 1.14

Total return*           +12.4%**

Class Y

12-month performance
(all figures per share)

Net asset value (NAV)
July 31, 1996          $23.21
July 31, 1995          $21.51
Increase               $ 1.70

Distributions
Aug. 1, 1995 - July 31, 1996
From income            $  .02
From capital gains      $1.14
Total distributions    $ 1.16

Total return*          +13.4%**

* The prospectus discusses the effect of sales charge, if any on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

PAGE 8
The Portfolio's ten largest holdings

Pie Chart: The ten holdings listed here make up 28.19% of the
           Portfolio's net assets
___________________________________________________________________
                                 Percent                 Value
                     (of Portfolio's net assets) (as July 31, 1996)
___________________________________________________________________
Cisco Systems                           3.75%        $82,800,000

A leader in the "router" segment of the networks industry. Cisco routers allow interconnection of PC's, minicomputers and mainframe to local and global networks.

First Data                              3.29          72,529,695
Operates in one business segment providing high-quality, high volume information processing and related services to specific client groups: the transaction card, payment instruments, teleservices, mutual funds, health care receivables and information management industries.

Tellabs                                 3.25          71,700,000
Designer, manufacturer and marketer of a broad range of products and equipment for use by telephone companies, the Bell System, specialized common carriers and other providers of telecommunication services.

HEALTHSOUTH                             2.75          60,750,000
A fast-growing chain of hospitals and outpatient centers. The company specializes in patient rehabilitation that enables patients to return to a normal lifestyle as soon as possible after accidents, surgery or illness.

Boston Scientific                       2.60          57,300,000
Developer, manufacturer and marketer of medical devices. The company's products are used in a broad range of medical specialties, including cardiology, vascular surgery, urology, gastroenterology and radiology.

Coca-Cola                               2.57          56,564,063
The world's largest producer and distributor of soft drinks, concentrates and syrups.

Nucor                                   2.55          56,250,000
One of the largest and most profitable domestic steel mini-mills.
Nucor is a leading producer of the joist and girders used in construction.

Pfizer                                  2.53          55,900,000
A leading producer of pharmaceutical, hospital products, animal health items, non-prescription medications and specialty chemicals.

Service Intl                            2.50          55,125,000
Operates funeral homes, cemeteries, crematories and other funeral and cemetery related businesses located throughout Europe, North
America and the Pacific Rim.
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PAGE 9

Oracle Systems                          2.40          52,818,750
One of the largest independent vendors of database-management software. Oracle offers a wide variety of new products, enhancements and applications software, supported by excellent service.
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PAGE 10
Making the most of your Fund

Average annual total return
(as of July 31, 1996)

           1 year    Since inception*    5 years    10 years
Class A     +7.61%      --%              +15.11%    +13.69%
Class B     +7.43%   +21.80%                 --%        --%
Class Y    +13.44%   +25.61%                 --%        --%

* Inception date was March 20, 1995.

The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
Figures reflect the deduction of the maximum 5% sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Build your assets systematically

One of the best ways to invest in the fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

This does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low.

(arrow in table pointing to September) and fewer shares when the per share market price is high.
PAGE 11

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

The Fund's long term performance

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

How your $10,000 has grown in IDS Growth Fund

                                                            $36,109
                                                        Growth Fund
                                                            Class A

                                           S&P 500
                                       Stock Index



                    Lipper Growth Fund Index

$9,500



'86   '87    '88   '89    '90   '91    '92   '93    '94   '95   '96

Average annual total return
(as of July 31, 1996)

           1 year    Since inception*    5 years    10 years
Class A     +7.61%      --%              +15.11%    +13.69%
Class B     +7.43%   +21.80%                +--%        --%
Class Y    +13.44%   +25.61%                +--%        --%

* Inception date was March 20, 1995.

Assumes: Holding period from 8/1/86 to 7/31/96. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $25,568. Also see "Performance" in the Fund's current prospectus.

Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the fund invests.

Lipper Growth Fund Index, an unmanaged index published by Lipper
Analytical Services, Inc., includes 30 funds that are generally similar to this fund, although some funds in the index may have somewhat different investment policies or objectives.

On the graph above you can see how the fund's total return compared to two widely cited unmanaged performance indexes, the S&P 500 Stock Index and the Lipper Growth Fund Index. In comparing Growth Fund to the two indexes, you should take into account the fact that the fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes. If you were actually to buy either individual stocks or growth mutual funds, any sales charges that you pay would reduce your total return as well.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Independent auditors' report
___________________________________________________________________
The board and shareholders
IDS Growth Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, of IDS Growth Fund (a series of IDS Growth Fund,Inc.) as of July 31, 1996, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended July 31, 1996, and the financial highlights for each of the years in the ten-year period ended July 31, 1996. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Growth Fund at July 31, 1996, and the results of its operations, changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP
Minneapolis, Minnesota
September 6, 1996

PAGE 15
Statement of assets and liabilities
IDS Growth Fund
July 31, 1996

Assets
Investment in Growth Portfolio (Note 1)                                   $2,182,123,011
Total assets                                                               2,182,123,011

Liabilities

Disbursement in excess of cash on demand deposit                                     100
Accrued distribution fee                                                           5,657
Accrued service fee                                                               10,150
Accrued transfer agency fee                                                        7,889
Accrued administrative services fee                                                2,762
Other accrued expenses                                                           359,264
Total liabilities                                                                385,822
Net assets applicable to outstanding capital stock                        $2,181,737,189

Represented by

Capital stock  -- authorized 10,000,000,000
   shares of $.01 par value                                               $      943,188
Additional paid-in-capital                                                 1,518,871,436
Accumulated net realized gain (Note 1)                                        66,700,638
Unrealized appreciation of investments                                       595,221,927
Net assets applicable to outstanding shares:                              $2,181,737,189

                                            Class A                       $1,871,320,106
                                            Class B                       $  281,101,412
                                            Class Y                       $   29,315,671

Net asset value per share of outstanding    Class A shares 80,790,697     $        23.16
    capital stock                           Class B shares 12,265,133     $        22.92
                                            Class Y shares  1,262,972     $        23.21

See accompanying notes to financial statements.

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PAGE 16
Statement of operations
IDS Growth Fund
Year ended July 31, 1996

                                                        Aug. 1, 1995 to   May 13, 1996 to
                                                        May 12, 1996      July 31, 1996          Total
                                                         (Note 1 and 4)
Investment income
Income:
   Dividends                                              $  9,443,030    $  2,748,876   $ 12,191,906*
   Interest                                                  5,010,541       1,861,493      6,872,034
Total Income                                                14,453,571       4,610,369     19,063,940

Expenses (Note 2):
Investment management services fee                           8,770,070              --      8,770,070
Distribution fee - - Class B                                   652,772         435,033      1,087,805
Transfer agency fee                                          1,588,204         604,793      2,192,997
Incremental transfer agency fee -- Class B                      15,332           8,750         24,082
Service fee
   Class A                                                   2,126,051         750,257      2,876,308
   Class B                                                     153,093         101,358        254,451
Administrative services fee                                    637,866         233,195        871,061
Compensation of board members                                   20,003           7,691         27,694
Compensation of officers                                         7,683           4,302         11,985
Custodian fees                                                  69,984              --         69,984
Postage                                                        134,891          63,300        198,191
Registration  fees                                             230,627         145,142        375,769
Reports to shareholders                                         41,134          18,700         59,834
Audit fees                                                      19,573           5,427         25,000
Administrative                                                   8,891           3,224         12,115
Other                                                           17,730          15,676         33,406
Total expenses                                              14,493,904       2,396,848     16,890,752
   Earnings credits on cash balances (Note 4)                   (6,678)             --         (6,678)
                                                            14,487,226       2,396,848     16,884,074
Expenses, including investment management services fees
   allocated from Growth Portfolio                                  --       3,285,045      3,285,045
Total net expenses                                          14,487,226       5,681,893     20,169,119
Investment  loss -- net                                        (33,655)     (1,071,524)    (1,105,179)


Realized and unrealized gain (loss) -- net
Net realized gain on security transactions                  96,512,819      15,110,714    111,623,533
Net change in unrealized appreciation or depreciation      252,572,044    (175,993,041)    76,579,003
Net gain  (loss) on investments                            349,084,863    (160,882,327)   188,202,536
Net increase  (decrease) in net assets
 resulting from operations                                $349,051,208   $(161,953,851)  $187,097,357

* Net of foreign taxes withheld of $88,052
See accompanying notes to financial statements

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PAGE 17
Statement of changes in net assets
IDS Growth Fund

Operations and distributions                              July 31, 1996   July 31, 1995
                                                             Year ended      Year ended
Investment  income (loss) - net                         $   (1,105,179)  $   1,926,511
Net realized gain on investments                           111,623,533      47,367,171
Net change in unrealized appreciation or
   depreciation of investments                              76,579,003     305,991,050

Net increase in net assets
 resulting from operations                                 187,097,357     355,284,732

Distributions to shareholders from:
  Net investment income
     Class A                                                  (745,861)    (2,221,716)
     Class Y                                                   (10,284)            --
  Net realized gain
     Class A                                               (76,543,593)   (83,810,550)
     Class B                                                (5,509,162)            --
     Class Y                                                  (639,403)            --

Total distributions                                        (83,448,303)    (86,032,266)

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                 705,002,561     250,703,122
   Class B shares                                          251,558,924      35,052,302
   Class Y shares                                           25,249,056       7,107,887
Reinvestment of distributions at net asset value
   Class A shares                                           75,873,952      84,354,729
   Class B shares                                            5,493,274              --
   Class Y shares                                              649,686              --
Payments for redemptions
   Class A shares                                         (394,806,319)   (170,480,957)
   Class B shares (Note 2)                                 (12,785,969)       (402,110)
   Class Y shares                                           (5,236,466)       (121,596)

Increase in net assets from capital share transactions     650,998,699     206,213,377

Total increase in net assets                               754,647,753     475,465,843
Net assets at beginning of period                        1,427,089,436     951,623,593
Net assets at end of period
    (including undistributed net investment income
   of $0 and $756,145)                                  $2,181,737,189  $1,427,089,436

See accompanying notes to financial statements

Notes to financial statements
IDS Growth Fund, Inc.
____________________________________________________________
1. Summary of significant accounting policies

IDS Growth Fund (a series of IDS Growth Fund, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Growth Portfolio

Effective May 13, 1996, the Fund began investing all of its assets in the Growth Portfolio (Portfolio), a series of Growth Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. Growth Portfolio invest primarily in stocks of U.S. An foreign companies that appear to offer growth opportunities.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at value which is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at July 31, 1996 was 98.96%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

PAGE 19
Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $1,105,179 and paid-in-capital has been decreased by $1,105,179.

Dividends to shareholders

An annual dividend declared and paid at the end of the calendar year from net investment income is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.
________________________________________________________________
2.  Expenses and sales charges

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for providing administrative services and serving as transfer agent. Under its Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.03% annually. Under this agreement, the Fund also pays taxes; audit and certain legal fees; registration fees for shares; office expenses; consultant's fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; and any other expenses properly payable by the Fund approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

      Class A $15
      Class B $16
      Class Y $15

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services . Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges received by American Express Financial Advisors for distributing Fund shares were $8,347,400 for Class A and $70,598 for Class B for the period ended July 31, 1996.

Prior to April 30, 1996, the Fund had a retirement plan for its independent board members. The plan was terminated April 30, 1996. The retirement plan expense amounted to $13,971 for the period.
The total liability for the plan is $62,611 which will be paid out at some future date.
_________________________________________________________________
3.  Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:

                               Year ended July 31, 1996
                            Class A      Class B     Class Y
____________________________________________________________
Sold                     30,026,905   10,775,556   1,074,249
Issued for reinvested     3,405,937      248,093      29,133
  distributions
Redeemed                (16,841,935)    (550,504)   (222,683)
____________________________________________________________
Net increase             16,590,907   10,473,145     880,699
____________________________________________________________


                               Year ended July 31, 1995
                            Class A     Class B*     Class Y*
____________________________________________________________
Sold                     13,666,035   1,812,389      388,348
Issued for reinvested     5,080,692          --           --
  distributions
Redeemed                 (9,255,889)    (20,401)      (6,075)
____________________________________________________________
Net increase              9,490,838   1,791,988      382,273
____________________________________________________________
*Inception date was March 20, 1995.

____________________________________________________________
4.  Pre-conversion to Master

Prior to transferring its securities to Growth Portfolio on May 13, 1996, various transactions took place as stated below.

Expenses and sales charges

Prior to the conversion on May 13, 1996, the Fund paid an investment management fee to AEFC. Subsequent to the conversion, the investment management fee is assessed st the Portfolio level. (See the footnotes to the Portfolio financial statement for the terms of the investment management agreement which remain unchanged). Prior to the conversion, the management fee was adjusted by a performance incentive adjustment based on the Fund's average daily net assets over a rolling 12-month period as measured against the change in the Lipper Growth Fund Index. The adjustment increased the fee by $919,558 for the period from Aug. 1, 1995 to May 12, 1996.

During the period from Aug. 1, 1995 to May 12, 1996, the Fund's custodian fees were reduced by $6,678 as a result of earnings credits from overnight cash balances.

Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $674,762,313 and $295,169,274 respectively, for the period from Aug. 1, 1995 to May 12, 1996.

Brokerage commissions paid to brokers affiliated with AEFC were $23,844 during this period.

Lending of portfolio securities

Income from securities lending amounted to $246,679 for the period from Aug. 1, 1995 to May 12, 1996.
___________________________________________________________________
5. Financial highlights

"Financial highlights " showing per data and selected information is presented on pages 7 and 8 of the prospectus.

Independent auditors' report

The board of trustees and unitholders
Growth Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Growth Portfolio (a series of Growth Trust) as of July 31, 1996, and the related statements of operations and changes in net assets for the period from May 13, 1996 (commencement of operations) to July 31, 1996. These financial statements are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, and securities on loan, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Growth Portfolio at July 31, 1996, and the results of its operations for the year then ended and the changes in its net assets for the period from May 13, 1996 (commencement of operations) to July 31, 1996, in conformity with generally accepted accounting principles.


KPMG Peat Marwick LLP
Minneapolis, Minnesota
September 6, 1996

Statement of assets and liabilities
Growth Portfolio
July 31, 1996

Assets

Investments in securities, at value (Note 1)
    (identified cost $1,596,400,239)          $2,191,506,852
Dividends and accrued interest receivable          1,116,073
Receivable for investment securities sold         22,095,500
U.S. government securities
 held as collateral (Note 4)                      74,151,956
Total assets                                   2,288,870,381

Liabilities
Disbursements in excess
 of cash on demand deposit                         6,693,434
Payable upon return
 of securities loaned (Note 4)                    76,891,356
Accrued investment management services fee            86,777
Other accrued expenses                                31,666
Total liabilities                                 83,703,233
Net assets                                    $2,205,167,148

See accompany notes to financial statements.

PAGE 24
Statement of operations
Growth Portfolio
For the period from May 13, 1996
(commencement of operations) to July 31, 1996

Investment income
Income:
Interest                                          $1,881,058
Dividend                                           2,778,360
Total income                                       4,659,418

Expenses (Note 2):
Investment management services fee                 3,271,780
Compensation of board members                          1,640
Custodian fees                                        44,330
Audit fees                                             4,231
Administrative                                           185
Total  expenses                                    3,322,166
   Earning credits on cash balances (Note 2)          (2,345)
Total net expenses                                 3,319,821
Investment income -- net                           1,339,597

Realized and unrealized gain (loss) -- net
Net realized gain on security transactions
   (Note 3)                                       12,989,728
Net change in unrealized appreciation or
   depreciation of investments                  (176,108,355)
Net loss on investments                         (163,118,627)
Net decrease in net assets
 resulting from operations                     $(161,779,030)

See accompanying notes to financial statements.

PAGE 25
Statement of changes in net assets
Growth Portfolio
For the period from May 13, 1996 to (commencement of operations) to July 31, 1996
Operations and distributions

Investment income - - net                     $    1,339,597
Net realized gain on investments                  12,989,728
Net change in unrealized appreciation or
   depreciation of investments                  (176,108,355)
Net decrease in net assets
 resulting from operations                      (161,779,030)


Net contributions                              2,366,946,178

Total increase in net assets                   2,205,167,148
Net assets at beginning of period (Note 1)                --
Net assets at end of period                   $2,205,167,148

See accompanying notes to financial statements.

PAGE 26
Notes to financial statements
Growth Portfolio
___________________________________________________________________
1. Summary of significant accounting policies

The Growth Portfolio (Portfolio) is a series of Growth Trust (Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Portfolio seeks to provide unitholders with long-term growth of capital by investing primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities. The Portfolio also may invest in preferred stocks, convertible securities, debt securities derivative instruments and money market instruments. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The Portfolio commenced operations on May 13, 1996. At this time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting policies followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S.
or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit PAGE 27 if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell stock index futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and
foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

PAGE 28
The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

___________________________________________________________________
2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with American Express Financial Corporation (AEFC) for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.5% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of the IDS Growth Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets on an annual basis. The adjustment increased the fee by $330,001 for the period from May 13, 1996 to July 31, 1996.

Under the agreement, the Trust also pays taxes and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC; audit and certain legal fees; fidelity bond premiums; registration fees for units; Portfolio office expenses; consultants' fees; compensation of trustees; corporate filing fees; expenses incurred in connection with lending securities of the Portfolio;and any other expenses properly payable by the Trust or Portfolio, approved by the board.

For the period from May 13, 1996 to July 31, 1996, the Portfolio's custodian fees were reduced by $2,345 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express
Financial Advisors Inc. acts as placement agent of the units of the Trust.

___________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $230,068,508 and $94,393,890 respectively, for the period from May 13, 1996 to July 31, 1996. For the same period, the portfolio turnover rate was 5%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $189,172 for this period.

___________________________________________________________________
4. Lending of portfolio securities

At July 31, 1996, securities valued at $82,068,675 were on loan to brokers. For collateral, the Portfolio received $2,739,400 in cash and U.S. government securities valued at $74,151,956. Income from securities lending amounted to $177,912 for the period ended July 31, 1996. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when done.

PAGE 30
                         Investments in securities

                         Growth Portfolio
                         July 31, 1996
                                                                                             (Percentages represent value of
                                                                                          investments compared to net assets)
____________________________________________________________________________________________________________________________

Common stocks (92.6%)
____________________________________________________________________________________________________________________________

Issuer                                                                                   Shares                      Value(a)
_____________________________________________________________________________________________________________________________
Airlines (1.0%)
Northwest Airlines                                                                      600,000 (b,d)             $22,050,000
_____________________________________________________________________________________________________________________________
Automotive & related (0.8%)
Gentex                                                                                  400,000 (b)                 7,500,000
Oxford Resources Cl A                                                                   400,000 (b)                 9,500,000
                                                                                                                  ___________
Total                                                                                                              17,000,000
_____________________________________________________________________________________________________________________________
Banks and savings & loans (1.3%)
MBNA                                                                                  1,000,000                    27,875,000
_____________________________________________________________________________________________________________________________
Beverages & tobacco (2.5%)
Coca-Cola                                                                             1,206,700                    56,564,063
_____________________________________________________________________________________________________________________________
Building materials & construction (1.7%)
Clayton Homes                                                                         1,033,900                    18,093,250
Tyco Intl                                                                               500,000                    20,500,000
                                                                                                                 ____________
Total                                                                                                              38,593,250
_____________________________________________________________________________________________________________________________
Communications equipment (15.8%)
ADC Telecom                                                                             600,000 (b)                25,350,000
Andrew                                                                                1,200,000 (b,d)              49,050,000
Cisco Systems                                                                         1,600,000 (b)                82,800,000
Ericsson (LM) Tel Cl B ADR                                                            1,500,000 (c)                30,468,750
First Data                                                                              934,360                    72,529,695
Silicon Graphics                                                                        700,000 (b)                16,450,000
Tellabs                                                                               1,200,000 (b)                71,700,000
                                                                                                                 ____________
Total                                                                                                             348,348,445
_____________________________________________________________________________________________________________________________

Computers & office equipment (8.0%)
Compaq Computer                                                                         500,000 (b,d)              27,375,000
CSG Systems Intl                                                                         50,600 (b)                 1,049,950
Danka Business Systems ADR                                                            1,000,000 (c,d)              27,500,000
Gemstar Intl                                                                            150,000 (b)                 3,637,500
Intuit                                                                                  200,000 (b)                 7,000,000
Microsoft                                                                               200,000 (b)                23,575,000
NETCOM On-Line Communication Services                                                   400,000 (b)                 7,500,000
Oracle Systems                                                                        1,350,000 (b)                52,818,750
Solectron                                                                               800,000 (b)                25,200,000
                                                                                                                 ____________
Total                                                                                                             175,656,200
______________________________________________________________________________________________________________________________
Chemicals (1.1%)
Monsanto                                                                                750,000                    23,437,500
______________________________________________________________________________________________________________________________
Electronics (7.5%)
Applied Materials                                                                       800,000 (b)                19,100,000
AVX                                                                                     800,000                    14,100,000
DuPont Photomasks                                                                        22,500 (b)                   427,500
Harman Intl                                                                             500,000                    22,437,500
Intel                                                                                   500,000                    37,562,500
Maxim Integrated Products                                                             1,000,000 (b)                28,500,000
MEMC Electronic                                                                         600,000 (b)                21,225,000
SGS-Thomson Microelectronics                                                            300,000 (b)                10,350,000
Vishay Intertechnology                                                                  630,000                    11,655,000
                                                                                                                 ____________
Total                                                                                                             165,357,500
_____________________________________________________________________________________________________________________________
Energy (1.0%)
Mobil                                                                                   200,000                    22,075,000

PAGE 31
_____________________________________________________________________________________________________________________________
Energy equipment & services (3.5%)
Fluor                                                                                   750,000                    45,187,500
Schlumberger                                                                            400,000 (c)                32,000,000
                                                                                                                 ____________
Total                                                                                                              77,187,500
_____________________________________________________________________________________________________________________________
Financial services (3.5%)
Green Tree                                                                            1,200,000                    40,350,000
Merrill Lynch                                                                           600,000                    36,225,000
                                                                                                                 ____________
Total                                                                                                              76,575,000
_____________________________________________________________________________________________________________________________
Health care (10.9%)
Amgen                                                                                   800,000 (b)                43,700,000
Boston Scientific                                                                     1,200,000 (b,d)              57,300,000
Gensia                                                                                      161 (b)                       835
IDEXX Laboratories                                                                      400,000 (b)                15,500,000
Johnson & Johnson                                                                       700,000                    33,425,000
Medtronics                                                                              600,000                    28,425,000
Perclose                                                                                 34,800 (b)                   687,300
Pfizer                                                                                  800,000                    55,900,000
Sola Intl                                                                               200,000 (b)                 5,925,000
                                                                                                                 ____________
Total                                                                                                             240,863,135
_____________________________________________________________________________________________________________________________
Health care services (6.3%)
HealthCare COMPARE                                                                      600,000 (b)                23,175,000
HEALTHSOUTH                                                                           2,000,000 (b)                60,750,000
Service Intl                                                                          1,000,000 (d)                55,125,000
                                                                                                                 ____________
Total                                                                                                             139,050,000
_____________________________________________________________________________________________________________________________
Industrial equipment & services (4.5%)
Caterpillar                                                                             400,000                    26,350,000
Deere                                                                                 1,200,000                    42,900,000
Sanifill                                                                                750,000 (b)                31,781,250
                                                                                                                 ____________
Total                                                                                                             101,031,250
_____________________________________________________________________________________________________________________________
Industrial transportation (1.3%)
Wisconsin Central                                                                       900,000 (b)                28,125,000
_____________________________________________________________________________________________________________________________
Insurance (3.0%)
Risk Capital Holdings                                                                   883,300 (b)                15,347,337
Travelers                                                                             1,200,000                    50,700,000
                                                                                                                 ____________
Total                                                                                                              66,047,337
_____________________________________________________________________________________________________________________________
Leisure time & entertainment (5.8%)
Disney (Walt)                                                                           500,000                    27,812,500
Duracell Intl                                                                           600,000                    27,075,000
Harley Davidson                                                                         300,000                    12,300,000
Marriott Intl                                                                           600,000                    30,825,000
Mattel                                                                                1,200,000                    29,700,000
                                                                                                                 ____________
Total                                                                                                             127,712,500
_____________________________________________________________________________________________________________________________
Metals (3.6%)
Birmingham Steel                                                                      1,100,000                    17,875,000
Nucor                                                                                 1,200,000                    56,250,000
Stillwater Mining                                                                       200,000 (b)                 4,300,000
                                                                                                                 ____________
Total                                                                                                              78,425,000
_____________________________________________________________________________________________________________________________
Multi-industry conglomerates (4.2%)
Alco Standard                                                                         1,000,000                    43,750,000
Apollo Group                                                                            750,000 (b)                20,625,000
Manpower                                                                                200,000                     6,800,000
Olsten                                                                                  800,000                    21,200,000
                                                                                                                 ____________
Total                                                                                                              92,375,000
_____________________________________________________________________________________________________________________________
Textiles & apparel (2.9%)
Nike                                                                                    500,000                    51,437,500
St. John Knits                                                                          300,000                    11,850,000
                                                                                                                  ___________
Total                                                                                                              63,287,500
PAGE 32
_____________________________________________________________________________________________________________________________
Utilities -- telephone (2.4%)
AirTouch Communications                                                                 900,000 (b)                24,750,000
MFS Communications                                                                      900,000 (b,d)              28,350,000
                                                                                                                  ___________
Total                                                                                                              53,100,000
_____________________________________________________________________________________________________________________________
Total common stocks
(Cost: $1,445,618,554)                                                                                         $2,040,736,180
_____________________________________________________________________________________________________________________________

Short-term securities (6.8%)
_____________________________________________________________________________________________________________________________
Issuer                                                    Annualized                    Amount                       Value(a)
                                                            yield on                   payable
                                                             date of                        at
                                                            purchase                  maturity
_____________________________________________________________________________________________________________________________
U.S. government agencies (0.3%)
Federal Home Loan Bank Disc Nt
  08-01-96                                                     5.29%                 $1,400,000                  $  1,400,000
Federal Home Loan Mtge Corp Disc Nt
  08-29-96                                                     5.24                   2,400,000                     2,390,256
Federal Natl Mtge Assn Disc Nts
  08-06-96                                                     5.24                     520,000                       519,622
  08-20-96                                                     5.24                   2,000,000                     1,994,490
                                                                                                                 ____________
                                                                                                                    6,304,368
_____________________________________________________________________________________________________________________________
Certificate of deposit (0.2%)
Domestic
Harris Trust
  08-09-96                                                     5.40                   5,700,000                     5,700,000
_____________________________________________________________________________________________________________________________
Commercial paper (6.3%)
A.I. Credit
  08-20-96                                                     5.41                   4,500,000                     4,486,647
Ameritech
  08-13-96                                                     5.40                   5,100,000                     5,089,501
  09-17-96                                                     5.43                   2,200,000 (e)                 2,183,284
AT&T Capital
  08-06-96                                                     5.38                  10,800,000                    10,791,975
BellSouth Telephone
  08-05-96                                                     5.40                   6,700,000                     6,696,002
CAFCO
  08-23-96                                                     5.42                   4,900,000 (e)                 4,883,890
  09-19-96                                                     5.42                   6,900,000 (e)                 6,846,495
Cargill
  08-27-96                                                     5.31                   3,600,000                     3,586,246
CIT Group
  08-16-96                                                     5.41                   5,900,000                     5,886,774
Commercial Credit
  08-08-96                                                     5.39                   8,500,000                     8,491,125
Commerzbank U.S. Finance
  08-26-96                                                     5.31                   5,500,000                     5,479,795
Consolidated Rail
  08-30-96                                                     5.41                   4,500,000 (e)                 4,480,534
Metlife Funding
  08-14-96                                                     5.40                   6,032,000                     6,018,167
Mobil Australia Finance
  08-02-96                                                     5.35                   1,800,000 (e)                 1,799,574
Morgan Stanley Group
  08-12-96                                                     5.37                   4,800,000                     4,791,090
  09-05-96                                                     5.37                   5,200,000                     5,173,003
Penney (JC)
  08-07-96                                                     5.40                   8,000,000                     7,992,827
SAFECO Credit
  08-23-96                                                     5.41                   4,300,000                     4,285,889
St. Paul Companies
  08-09-96                                                     5.37                   5,500,000 (e)                 5,493,461
Sandoz
  09-16-96                                                     5.44                   1,400,000 (e)                 1,389,630
Smithkline Beecham
  08-13-96                                                     5.40                   6,200,000                     6,188,881

PAGE 33
Societe Generale North America
  08-12-96                                                     5.39                   3,700,000                     3,693,952
Southwest Bell Telephone
  08-05-96                                                     5.39                   9,500,000                     9,494,353
Transamerica Finance
  08-02-96                                                     5.40                   4,500,000                     4,499,327
USAA Capital
  09-06-96                                                     5.33                   2,600,000                     2,586,220
  09-19-96                                                     5.39                   4,200,000                     4,168,941
U S WEST Communications
  09-03-96                                                     5.37                   2,300,000                     2,288,721
                                                                                                                _____________
Total                                                                                                             138,766,304
_____________________________________________________________________________________________________________________________
Total short-term securities
(Cost: $150,781,685)                                                                                            $ 150,770,672
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $1,596,400,239)(f)                                                                                      $2,191,506,852
_____________________________________________________________________________________________________________________________

Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Presently non-income producing.
(c) Foreign security values are stated in U.S. dollars. Foreign securities represent 4.1% of the Fund's net assets as of July 31, 1996.
(d) Security is partially or fully on loan. See Note 4 to the financial statements.
(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under
    Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under the guidelines established by the board.
(f) At July 31, 1996, the cost of securities for federal income tax purposes was $1,596,400,238 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                        $637,012,736
    Unrealized depreciation                                                         (41,906,122)
  ______________________________________________________________________________________________
    Net unrealized appreciation                                                    $595,106,614
  ______________________________________________________________________________________________

See accompanying notes to investments in securities.


IDS mutual funds

Cash equivalent investments

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposits (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Income investments

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Global Bond Fund

Invests primarily in debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

IDS Extra Income Fund

Invests mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

PAGE 35
IDS Selective Fund

Invests in high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests primarily in securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head enclosed

Tax-exempt income investments

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax. Risk varies by bond quality.

IDS High Yield Tax-Exempt Fund

Invests primarily in medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column enclosed

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the fund but does not guarantee the market value of the fund's shares.

(icon of) shield with star enclosed

PAGE 36
Growth and income investments

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Moderate risk.

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Managed Allocation Fund

Invests in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The fund provides diversification among these major investment categories and has a target mix that represents the way the fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) bird in a nest

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Stock Fund

Invests in common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

PAGE 37
IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a balance between common stocks and senior securities
(preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Growth investments

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) office building

IDS Progressive Fund

Invests primarily in undervalued common stocks. The fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

PAGE 38
IDS Global Growth Fund

Invests in stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests primarily in equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential.
The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests primarily in companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests primarily in companies with significant growth potential due to superiority in technology, marketing or management. The fund frequently changes its industry mix.

(icon of) dimension

Specialty growth investment

This fund aggressively seeks capital growth as a hedge against inflation.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. This is the most aggressive and most speculative IDS mutual fund.

(icon of) cart of precious gems

PAGE 39
For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Federal income tax information

IDS Growth Fund

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Growth Fund
Fiscal year ended July 31, 1996

Class A
Income distributions

taxable as dividend income, none qualifying for deduction by corporations.

Payable date                              Per share
___________________________________________________
Dec. 29, 1995                              $0.01040
___________________________________________________


Capital gain distribution

taxable as long-term capital gain.

Payable date                              Per share
___________________________________________________
Dec. 29, 1995                              $1.13970
___________________________________________________
Total distributions                        $1.15010
___________________________________________________

The distribution of $1.15010 per share, payable Dec. 29, 1995, consisted of $0.01040 from net investment income and $1.13970 from net long-term capital gains.

Class B

Income distributions

taxable as dividend income, non qualifying for deduction by corporations.

Payable date                              Per share
___________________________________________________
Dec. 29, 1995                              $0.01040

Capital gain distribution
taxable as long-term capital gain.

Payable date                              Per share
___________________________________________________
Dec. 29, 1995                              $1.13970
___________________________________________________
Total distributions                        $1.15010
___________________________________________________

The distribution of $1.15010 per share, payable Dec. 29, 1995, consisted of $0.0104 from net investment income and $1.13970 from net long-term capital gains.

Class Y

Income distributions
taxable as dividend income, none qualifying for deduction by corporations.

Payable date                              Per share
___________________________________________________
Dec. 29, 1995                              $0.01040
___________________________________________________

Capital gain distribution
taxable as long-term capital gain.

Payable date                              Per share
___________________________________________________
Dec. 29, 1995                              $1.13970
___________________________________________________
Total distributions                        $1.15010
___________________________________________________

The distribution of $1.15010 per share, payable Dec. 29, 1995, consisted of $0.01040 from net short-term capital gains and $1.13970 from net long-term capital gains.

PAGE 42
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota: 800-272-4445
Mpls./St. Paul area: 671-1630

AMERICAN
EXPRESS
FINANCIAL
ADVISORS


IDS Growth Fund
IDS Tower 10
Minneapolis, MN  55440-0010

STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report and
                                         prospectus are placed
                                         in a blue strip at the
                                         top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report and prospectus.        parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.